Investments in cost method investees (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($) item	Dec. 31, 2015 CNY (¥) item
Investments in cost method investees [Abstract]
Cost Method Investments		¥ 5,625		$ 2,054	¥ 13,307
Investments in cost method investees [Line Items]
Number of private companies in which entity had equity investments | item				3	3
Impairment loss | ¥	¥ 0	¥ 0	¥ 0
Cost method investee, one [Member]
Investments in cost method investees [Line Items]
Ownership percentage				12.12%	12.12%
Cost method investee, two [Member]
Investments in cost method investees [Line Items]
Ownership percentage				5.00%	5.00%
Cost method investee, three [Member]
Investments in cost method investees [Line Items]
Ownership percentage				4.35%	4.35%